Employee benefit obligations - Defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ 324	$ 287
Interest income/ cost	5	3	$ 3
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	103	90
Obligations
Disclosure of defined benefit plans [line items]
Current service cost	7	10
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligations	105	92
Other employee benefit obligations
Disclosure of defined benefit plans [line items]
Interest income/ cost	2	1
Current service cost	3	3
Other Employee Benefit Obligations.	$ 1	$ 0